Note Payable - Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE PAYABLE - LINE OF CREDIT
F.	NOTE PAYABLE - LINE OF CREDIT:

The Company has a $3,500,000 line of credit with Bank of America at September 30, 2021 and December 31, 2020, borrowings on this line of credit amounted to $3,500,000 and $1,650,000, respectively. The line bears interest at the LIBOR Daily Floating Rate plus 2.75%. At September 30, 2021 and December 31, 2020, interest rates were 4.20%. The line is reviewed annually and is due on demand. This line of credit is secured by substantially all assets of the Company.

G.	NOTE PAYABLE - LINE OF CREDIT:

The Company has a $2,500,000 line of credit with Bank of America At December 31, 2020 and 2019, borrowings on this line of credit amounted to $1,650,000 and $2,150,000, respectively. The line bears interest at the LIBOR Daily Floating Rate plus 2.75%. At December 31, 2020 and 2019, interest rates were 4.20% and 4.55%, respectively. The line is reviewed annually and is due on demand. This line of credit is secured by substantially all assets of the Company.